Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000146393 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Tax Advantaged Income Fund
Class Name	Institutional Class
Trading Symbol	ROBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	$140	1.37%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Institutional Class (ROBNX) returned 3.84% in 2025 compared to the 5.01% return of its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index, and 4.25% return of the Bloomberg Municipal Bond Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the net asset value (NAV) total return of the closed-end funds held by the Fund returned 2.63% for the year.
Discounts: discounts on tax-exempt closed-end funds narrowed 4.87% in 2025.
Interest Rate Risk Hedges: the Fund utilizes short positions in various U.S. Treasury futures contracts to mitigate some of the interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.21%.
Security Selection: as discounts continued to narrow, around the middle of the year the Fund began underweighting those  closed-end funds that have been paying out distributions higher than the net income they are generating.  That trade proved to be a bit early as those closed-end funds continued to outperform the broader tax-exempt closed-end fund market.  As a result, security selection reduced the Fund’s overall return by 1.10%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	3.84%	3.19%	2.94%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	5.01%	1.22%	1.98%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Net Assets	$ 239,142,717
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,411,912
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,142,717
Total number of portfolio holdings	61
Total advisory fees paid (net)	$2,411,912
Portfolio turnover rate as of the end of the reporting period	121%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000146392 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonTax Advantaged Income Fund
Class Name	Class C
Trading Symbol	ROBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class C/ROBCX)	$240	2.37%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Class C (ROBCX) returned 1.79% in 2025 compared to the 5.01% return of its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index, and 4.25% return of the Bloomberg Municipal Bond Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the net asset value (NAV) total return of the closed-end funds held by the Fund returned 2.63% for the year.
Discounts: discounts on tax-exempt closed-end funds narrowed 4.87% in 2025.
Interest Rate Risk Hedges: the Fund utilizes short positions in various U.S. Treasury futures contracts to mitigate some of the interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.21%.
Security Selection: as discounts continued to narrow, around the middle of the year the Fund began underweighting those  closed-end funds that have been paying out distributions higher than the net income they are generating.  That trade proved to be a bit early as those closed-end funds continued to outperform the broader tax-exempt closed-end fund market.  As a result, security selection reduced the Fund’s overall return by 1.10%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Class C/ROBCX)[1]	1.79%	2.15%	1.92%
Robinson Tax Advantaged Income Fund (Class C/ROBCX) - excluding sales load	2.78%	2.15%	1.92%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	5.01%	1.22%	1.98%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Net Assets	$ 239,142,717
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,411,912
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,142,717
Total number of portfolio holdings	61
Total advisory fees paid (net)	$2,411,912
Portfolio turnover rate as of the end of the reporting period	121%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000146391 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonTax Advantaged Income Fund
Class Name	Class A
Trading Symbol	ROBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class A/ROBAX)	$165	1.62%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Class A  (ROBAX) returned -0.24% in 2025 compared to the 5.01% return of its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index, and 4.25% return of the Bloomberg Municipal Bond Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the net asset value (NAV) total return of the closed-end funds held by the Fund returned 2.63% for the year.
Discounts: discounts on tax-exempt closed-end funds narrowed 4.87% in 2025.
Interest Rate Risk Hedges: the Fund utilizes short positions in various U.S. Treasury futures contracts to mitigate some of the interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.21%.
Security Selection: as discounts continued to narrow, around the middle of the year the Fund began underweighting those  closed-end funds that have been paying out distributions higher than the net income they are generating.  That trade proved to be a bit early as those closed-end funds continued to outperform the broader tax-exempt closed-end fund market.  As a result, security selection reduced the Fund’s overall return by 1.10%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Class A/ROBAX)[1,2]	-0.24%	2.12%	2.08%
Robinson Tax Advantaged Income Fund (Class A/ROBAX) - excluding sales load	3.61%	2.91%	2.69%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	5.01%	1.22%	1.98%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
[1]	Maximum sales charge (load) of 3.75% of offering price.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Net Assets	$ 239,142,717
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,411,912
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,142,717
Total number of portfolio holdings	61
Total advisory fees paid (net)	$2,411,912
Portfolio turnover rate as of the end of the reporting period	121%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164392 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonOpportunistic Income Fund
Class Name	Class A
Trading Symbol	RBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class A/RBNAX)	$167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Class A (RBNAX) returned 2.60% in 2025 compared to the 10.46% return of its benchmark, the Bloomberg Global Aggregate Credit Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the Net Asset Value (NAV) total return of the closed-end funds held by the Fund returned 9.41% for the year.
Discounts: discounts on taxable credit closed-end funds widened 2.62% in 2025.
Credit and Interest Rate Risk Hedges:  the Fund utilizes short positions in various equity indices and U.S. Treasury futures contracts to mitigate some of the credit and interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.40%.
Security Selection: the Fund’s active management of closed-end funds in the various taxable credit sub-sectors allowed it to add 3.52% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Opportunistic Income Fund (Class A/RBNAX)[1,2]	2.60%	6.60%	5.60%
Robinson Opportunistic Income Fund (Class A/RBNAX) - excluding sales load	7.18%	7.53%	6.23%
Bloomberg Global Aggregate Credit Index	10.46%	-0.47%	2.67%
[1]	Maximum sales charge (load) of 4.25% of offering price.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Net Assets	$ 12,400,319
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,400,319
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164393 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonOpportunistic Income Fund
Class Name	Class C
Trading Symbol	RBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class C/RBNCX)	$244	2.36%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Class C (RBNCX) returned 5.40% in 2025 compared to the 10.46% return of its benchmark, the Bloomberg Global Aggregate Credit Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the Net Asset Value (NAV) total return of the closed-end funds held by the Fund returned 9.41% for the year.
Discounts: discounts on taxable credit closed-end funds widened 2.62% in 2025.
Credit and Interest Rate Risk Hedges:  the Fund utilizes short positions in various equity indices and U.S. Treasury futures contracts to mitigate some of the credit and interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.40%.
Security Selection: the Fund’s active management of closed-end funds in the various taxable credit sub-sectors allowed it to add 3.52% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Opportunistic Income Fund (Class C/RBNCX)[1]	5.40%	6.71%	5.42%
Robinson Opportunistic Income Fund (Class C/RBNCX) - excluding sales load	6.40%	6.71%	5.42%
Bloomberg Global Aggregate Credit Index	10.46%	-0.47%	2.67%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Net Assets	$ 12,400,319
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,400,319
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164394 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Opportunistic Income Fund
Class Name	Institutional Class
Trading Symbol	RBNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Institutional Class (RBNNX) returned 7.56% in 2025 compared to the 10.46% return of its benchmark, the Bloomberg Global Aggregate Credit Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market: the Net Asset Value (NAV) total return of the closed-end funds held by the Fund returned 9.41% for the year.
Discounts: discounts on taxable credit closed-end funds widened 2.62% in 2025.
Credit and Interest Rate Risk Hedges:  the Fund utilizes short positions in various equity indices and U.S. Treasury futures contracts to mitigate some of the credit and interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.40%.
Security Selection: the Fund’s active management of closed-end funds in the various taxable credit sub-sectors allowed it to add 3.52% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	7.56%	7.80%	6.49%
Bloomberg Global Aggregate Credit Index	10.46%	-0.47%	2.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Net Assets	$ 12,400,319
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,400,319
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.